JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.9%
	ALTERNATIVE - 0.0%(a)
15	IQ Merger Arbitrage ETF	$502

	COMMODITY - 9.2%
64	Invesco DB Agriculture Fund(b)	1,190
22,559	iShares S&P GSCI Commodity Indexed Trust(b)	348,762
701	ProShares UltraShort Bloomberg Crude Oil(b)	15,271
257	SPDR Gold Shares(b),(c)	45,844
2,587	United States Commodity Index Fund(b)	104,748
10,872	United States Natural Gas Fund, L.P.(b)	114,373
		630,188
	EQUITY - 16.0%
2,174	AdvisorShares STAR Global Buy-Write ETF	84,961
9	CI Active Utility & Infrastructure ETF	100
595	Core Alternative ETF	18,015
70	Direxion NASDAQ-100 Equal Weighted Index Shares	5,570
245	First Trust Financial AlphaDEX Fund	11,167
197	Global X MSCI Argentina ETF	6,046
600	Invesco KBW High Dividend Yield Financial ETF	12,528
2,278	Invesco S&P 500 Equal Weight ETF	344,251
482	iShares Currency Hedged MSCI EAFE ETF	16,484
82	iShares Exponential Technologies ETF	5,063
236	iShares Mortgage Real Estate ETF	8,730
2,231	iShares MSCI All Country Asia ex Japan ETF	210,450
58	iShares MSCI Brazil ETF	2,257
670	iShares MSCI EAFE ETF	54,156
2,066	iShares MSCI Emerging Markets ETF	113,361
76	iShares MSCI Frontier and Select EM ETF	2,443
407	iShares MSCI Japan ETF	27,912
368	iShares MSCI Mexico ETF	17,704
26	iShares S&P/TSX Global Gold Index ETF	449
468	iShares STOXX Europe 600 Basic Resources UCITS ETF	35,112
1	SPDR EURO STOXX 50 ETF	49
1,416	SPDR S&P Metals & Mining ETF	65,816
340	VanEck Vectors Africa Index ETF	7,677

JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.9% (Continued)
	EQUITY - 16.0% (Continued)
341	VanEck Vectors Russia ETF	$9,592
747	Vanguard FTSE Emerging Markets ETF	40,248
		1,100,141
	FIXED INCOME - 12.7%
758	Highland/iBoxx Senior Loan ETF	12,211
17	iShares 20+ Year Treasury Bond ETF	2,353
270	iShares 7-10 Year Treasury Bond ETF	30,888
17,376	iShares Barclays USD Asia High Yield Bond Index	181,754
332	iShares Floating Rate Bond ETF	16,866
1,708	iShares iBoxx High Yield Corporate Bond ETF	148,903
712	iShares JP Morgan USD Emerging Markets Bond ETF	79,644
44	iShares MBS ETF	4,768
1,307	SPDR Bloomberg Barclays Euro High Yield Bond UCITS ETF	91,967
23	SPDR Bloomberg Barclays High Yield Bond ETF	2,505
85	SPDR Doubleline Total Return Tactical ETF	4,111
2,366	VanEck Vectors Emerging Markets High Yield Bond ETF	56,500
3,002	Vanguard Total International Bond ETF	170,905
2,156	WisdomTree Emerging Markets Local Debt Fund	71,320
		874,695
	MIXED ALLOCATION - 2.8%
8,076	iShares Morningstar Multi-Asset Income ETF	193,662

	SPECIALTY - 0.2%
199	Invesco DB US Dollar Index Bullish Fund(b)	4,820
119	ProShares Short VIX Short-Term Futures ETF(b)	6,170
		10,990

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,622,844)	2,810,178

	EXCHANGE-TRADED NOTES — 0.1%
	COMMODITY - 0.1%
130	iPath Series B Bloomberg Coffee Subindex Total Return ETN(b)	6,001

JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED NOTES — 0.1% (Continued)
	COMMODITY - 0.1% (Continued)
34	iPath Series B Bloomberg Grains Subindex Total Return ETN(b)	$2,245
		8,246

	TOTAL EXCHANGE-TRADED NOTES (Cost $6,908)	8,246

	OPEN END FUNDS — 21.6%
	ALTERNATIVE - 0.1%
1,248	AQR Managed Futures Strategy Fund, Class I	10,237

	FIXED INCOME - 21.5%
131,528	James Alpha Structured Credit Value Fund, Class R6	1,471,804

	TOTAL OPEN END FUNDS (Cost $1,403,584)	1,482,041

	TOTAL INVESTMENTS - 62.6% (Cost $4,033,336)	$4,300,465
	OTHER ASSETS IN EXCESS OF LIABILITIES - 37.4%	2,564,216
	NET ASSETS - 100.0%	$6,864,681

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	All or a portion of this investment is a holding of the James Alpha Cayman Commodity Fund I Ltd.

JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Forward Currency Contracts

Settlement	Units to					US Dollar	Appreciation/
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
6/24/2021	22,068	AUD	Brown Brothers Harriman	$17,216	USD	$17,015	$(201)
6/24/2021	58,178	CHF	Brown Brothers Harriman	64,943	USD	64,675	(268)
Total Unrealized:							$(469)

To Sell:
6/24/2021	(54,047)	AUD	Brown Brothers Harriman	$(44,796)	USD	$(44,739)	$57
6/24/2021	(103,106)	EUR	Brown Brothers Harriman	(126,141)	USD	(125,652)	489
6/24/2021	(9,678)	GBP	Brown Brothers Harriman	(13,733)	USD	(13,722)	11
6/24/2021	(60,670,520)	JPY	Brown Brothers Harriman	(557,327)	USD	(551,773)	5,554
6/24/2021	(349,429)	MXN	Brown Brothers Harriman	(17,539)	USD	(17,466)	73
Total Unrealized:							$6,184

Currency Abbreviations:

AUD - Australian Dollar

CHF - Swiss Franc

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

MXN - Mexican Peso

USD - U.S. Dollar

Unrealized
TOTAL RETURN SWAP - 8.5%	Gain
The Deutsche Bank Total Return Swap provides exposure to the daily, total returns of the James Alpha Index, a proprietary index of the London Branch of Deutsche Bank AG. The number of shares is 64,270, with a receivable rate of 0.38%. The James Alpha Index features a basket of commodity trading advisor (“CTA”) programs selected by James Alpha Advisors, LLC from an approved list of third-party managers offered through Deutsche Bank AG on its DB Select platform. The James Alpha Index comprises a diversified collection of strategy and style types, including trend following, short-term trading, discretionary, global macro, and sector specialists. According to the terms of the swap, James Alpha Advisors, LLC can modify the James Alpha Index as frequently as daily, on a T+1 basis, by adjusting the notional value of the James Alpha Index, or by adding, deleting, or re-weighting the constituent CTA programs. The swap became effective on December 7, 2016. The maturity date of the swap is December 9, 2022. (Notional Value 6,400,907)	$947,937
$947,937

Unrealized
TOTAL RETURN SWAP - (0.1)%	Gain
The Goldman Sachs i-Select III Series 88 Excess Return Strategy (“GS i-Select”) is a synthetic rules-based proprietary strategy created by Goldman Sachs International as strategy sponsor. The GS i-Select Index includes strategies of the GS Risk Premia Universe that were selected by James Alpha. The GS i-Select Index is actively managed by James Alpha. The Index features 15 Portfolio Constituents that James Alpha Advisors, LLC determines the daily weighting of each constituent within the GS i-Select Index. The GS i-Select Index is comprised a diversified collection of strategy and style types, including equity, interest rates, FX, commodities, and credit based strategies such as imbalance, volatility carry, carry, momentum, low beta, and quality. According to the terms of the GS i-Select Index, James Alpha Advisors, LLC can modify the GS i-Select Index as frequently as daily, by adjusting the notional value of the GS i-Select Index, or by adding, deleting, or re-weighting the constituent Indexes in the GS i-Select Index. The swap became effective on May 28, 2021, and has a maturity date of February 4, 2022. The number of shares is 31,419. (Notional Value $3,137,843)	$1,571
$1,571

Unrealized
TOTAL RETURN SWAP - 0.0%	Loss
The Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy (“GS Intraday Momentum”) aims to capture intraday trend risk premium on the S&P 500. There is empirical evidence that the returns in the earlier part of the day tend to continue in the same direction in the subsequent part of the day, across several markets, including equities. The strategy attempts to monetize this historical tendency for intraday trends from the previous close to extend unto the following close: 1) Every day after the open, the strategy buys futures if markets are rising since the previous close; conversely, it sells futures if markets are falling since previous close. 2) The strategy monitors market moves every 30-minutes to reactively modify its positioning if a new trend appears. 3) All positions are exited at the close. The swap became effective on May 3, 2021, and has a maturity date of February 4, 2022. The number of shares is 1,766. (Notional Value $203,772)	$(468)
$(468)

Unrealized
TOTAL RETURN SWAP - (0.0)%	Loss
The Goldman Sachs Long Gamma US Series 10 Excess Return Strategy (“GS Long Gamma”) attempts to provide protection in tail scenarios through a levered position in delta-hedged put options. The strategy buys 12m 10-delta S&P Put options and delta-hedges them to attempt to neutralize the inherent short market exposure in typical markets. The strategy takes a long position in volatility and is best-positioned for left-tail events with very high realized volatility. The swap became effective on May 3, 2021, and has a maturity date of February 4, 2022. The number of shares is 1,450. (Notional Value $203,478)	$(957)
$(957)

Unrealized
TOTAL RETURN SWAP - (0.0)%	Loss
The Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy (“GS Calls vs Calls”) is designed to extract dislocated call premiums from S&P 500 constituents; the strategy sells call options on a daily basis across top 100 constituents of the SPX where the term structure is most inverted. The stocks are picked with constraints on leverage, beta towards SPX and tracking error. The strategy also purchases an ATM call option on SPX to mitigate market risk. The swap became effective on May 28, 2021, and has a maturity date of February 4, 2022. The number of shares is 1,641. (Notional Value $203,000)	$—
$—

Unrealized
TOTAL RETURN SWAP - (0.0)%	Loss
The Goldman Sachs Systematic Skew US Series 1D Total Return Strategy (“GS Systematic Skew”) is designed to capture the spot-volatility covariance risk premium in equity markets, while minimizing exposure to volatility risk. The strategy sells 3m 15d puts and buys 3m 40d calls (delta and gamma hedged) that target a constant exposure to skew, with performance driven by Vanna. The strategy also buys 5d tail puts for added risk management. The swap became effective on May 28, 2021, and has a maturity date of February 4, 2022. The number of shares is 1,502. (Notional Value $203,000)	$—
$—

JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

James Alpha Index Swap Top 50 Holdings

FUTURES CONTRACTS

						Percentage of
						Total Return
					Unrealized	Swap
Number of			Notional Value at May		Appreciation /	Unrealized
Contracts	Open Long Future Contracts	Counterparty	31, 2021	Expiration	(Depreciation)	Gain/(Loss)
1	10 year Italian Bond	Deutsche Bank	$250,857	6/8/2021	$(21,291)	(2.25)%
1	10 year US Treasury Notes	Deutsche Bank	191,024	9/21/2021	(4,346)	(0.46)%
5	2 year Euro-Schatz	Deutsche Bank	739,554	6/8/2021	(571)	(0.06)%
2	3 month Sterling	Deutsche Bank	287,607	9/15/2021	(1)	(0.00)%
8	3 month Sterling	Deutsche Bank	1,397,453	12/15/2021	(83)	(0.01)%
8	3 month Sterling	Deutsche Bank	1,374,816	3/16/2022	(312)	(0.03)%
4	3 month Sterling	Deutsche Bank	779,000	6/15/2022	(142)	(0.01)%
1	3 month Sterling	Deutsche Bank	260,240	9/21/2022	(216)	(0.02)%
3	3 month Sterling	Deutsche Bank	473,484	12/21/2022	(3)	(0.00)%
3	90 Day Bank Accepted Bill Future	Deutsche Bank	564,383	3/10/2022	49	0.01%
3	Brent Crude Monthly Future	Deutsche Bank	227,462	7/30/2021	6,187	0.65%
5	CAD/USD	Deutsche Bank	449,763	6/15/2021	10,881	1.15%
2	Copper Future	Deutsche Bank	181,230	7/28/2021	12,449	1.31%
1	DAX Index Future	Deutsche Bank	378,706	6/18/2021	6,944	0.73%
31	DJ EURO STOXX Banks Future	Deutsche Bank	187,945	6/18/2021	741,354	78.21%
2	E-Mini Nasdaq-100	Deutsche Bank	488,267	6/18/2021	13,136	1.39%
2	E-Mini S&P 500	Deutsche Bank	481,724	6/18/2021	(120,174)	(12.68)%
4	Eurodollar	Deutsche Bank	953,699	12/13/2021	564	0.06%
1	Eurodollar	Deutsche Bank	278,246	3/14/2022	103	0.01%
1	Eurodollar	Deutsche Bank	249,967	6/13/2022	105	0.01%
1	Eurodollar	Deutsche Bank	216,601	9/19/2022	(2)	(0.00)%
1	Eurodollar	Deutsche Bank	291,606	12/19/2022	84	0.01%
6	Eurodollar	Deutsche Bank	1,533,984	3/13/2023	128	0.01%
2	Eurodollar	Deutsche Bank	619,253	9/18/2023	(130)	(0.01)%
2	FTSE 100 Index Future	Deutsche Bank	196,707	6/18/2021	51,666	5.45%
3	FTSE Taiwan Index Future	Deutsche Bank	199,484	6/29/2021	3,987	0.42%
3	Gold	Deutsche Bank	601,376	8/27/2021	1,545	0.16%
2	Hang Seng Index	Deutsche Bank	324,226	6/29/2021	1,947	0.21%
1	Mini Japanese Goverment Bond Future	Deutsche Bank	193,615	6/11/2021	11	0.00%
1	S&P Canada 60 Index Future	Deutsche Bank	290,405	6/17/2021	5,488	0.58%
2	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	490,998	3/14/2022	(231)	(0.02)%
					$709,126

						Total Return
					Unrealized	Swap
Number of			Notional Value at May		Appreciation /	Unrealized
Contracts	Open Short Future Contracts	Counterparty	31, 2021	Expiration	(Depreciation)	Gain/(Loss)
(4)	2 year US Treasury Notes	Deutsche Bank	$(474,050)	6/15/2021	$(3,961)	(0.42)%
(3)	3 month Euro (EURIBOR)	Deutsche Bank	(406,147)	9/21/2021	(1,495)	(0.16)%
(0)	3 month Sterling	Deutsche Bank	(412,034)	6/14/2021	(718)	(0.08)%
(1)	3 month Sterling	Deutsche Bank	(323,692)	9/19/2022	14	0.00%
(1)	30 year US Treasury Bonds	Deutsche Bank	(323,595)	12/19/2022	27	0.00%
(8)	5 year US Treasury Notes	Deutsche Bank	(2,519,313)	3/13/2023	(88)	(0.01)%
(2)	10 year Australian Treasury Bond Future	Deutsche Bank	(562,300)	9/18/2023	307	0.03%
(5)	10 year Japanese Government Bond	Deutsche Bank	(939,655)	3/15/2023	(134)	(0.01)%
(4)	10 year US Treasury Notes	Deutsche Bank	(476,247)	9/30/2021	(15,109)	(1.59)%
(3)	Euro-BOBL	Deutsche Bank	(380,607)	6/14/2021	(12,001)	(1.27)%
(9)	Euro-BUND	Deutsche Bank	(1,413,730)	6/8/2021	(1,027)	(0.11)%
(6)	Eurodollar	Deutsche Bank	(1,232,899)	6/8/2021	28,387	2.99%
(1)	Eurodollar	Deutsche Bank	(307,114)	12/18/2023	(517)	(0.05)%
(4)	Eurodollar	Deutsche Bank	(702,954)	6/8/2021	(77)	(0.01)%
(8)	Long Gilt Future	Deutsche Bank	(865,547)	6/14/2021	4,754	0.50%
(2)	Mini Japanese Goverment Bond Future	Deutsche Bank	(308,868)	9/28/2021	(12,942)	(1.37)%
					$(14,580)

	TOTAL FUTURES CONTRACTS				$694,546

PURCHASED PUT OPTIONS

						Percentage of
						Total Return
		Notional Value at May		Strike	Unrealized	Swap
Description	Counterparty	31, 2021	Expiration	Price	Appreciation	Unrealized Gain
CNH/USD	Deutsche Bank	$200,267	11/17/2021	$6.00	$134	0.01%
TOTAL PURCHASED PUT OPTIONS					134

James Alpha Index Swap Top 50 Holdings (Continued)

FORWARD CURRENCY CONTRACTS +

							Unrealized
Settlement	Units to					US Dollar	Appreciation /
Date	Receive/Deliver		Counterparty	In Exchange For		Value	(Depreciation)
To Buy:
6/11/2021	269,916	CHF	Deutsche Bank	$297,140	USD	$294,249	$(2,891)
6/11/2021	310,121	USD	Deutsche Bank	257,240	EUR	260,587	3,347
TOTAL FORWARD CURRENCY CONTRACTS							456

+	Foreign currency transactions are done by notional and not by contracts

Currency Abbreviations:

CHF - Swiss Franc

EUR - Euro

USD - U.S. Dollar

JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs i-Select III Series 88 Excess Return Strategy Top 50 Holdings

FUTURES CONTRACTS *

Number of			Notional Value at
Contracts	Open Long Future Contracts	Counterparty	February 28, 2021	Expiration
1	3 Month Euro Euribor Future	Goldman Sachs	$164,455	3/14/2022
1	3 Month Euro Euribor Future	Goldman Sachs	164,445	6/13/2022
1	3 Month Euro Euribor Future	Goldman Sachs	164,482	9/13/2021
1	3 Month Euro Euribor Future	Goldman Sachs	164,430	9/19/2022
1	3 Month Euro Euribor Future	Goldman Sachs	164,476	12/13/2021
1	90 Day Sterling Future	Goldman Sachs	261,624	3/16/2022
1	90 Day Sterling Future	Goldman Sachs	261,521	6/15/2022
1	90 Day Sterling Future	Goldman Sachs	261,899	9/15/2021
1	90 Day Sterling Future	Goldman Sachs	261,380	9/21/2022
1	90 Day Sterling Future	Goldman Sachs	261,860	12/15/2021
2	CBOT 2 Year US Treasury Note Future	Goldman Sachs	393,137	9/30/2021
4	CBOT 5 Year US Treasury Note	Goldman Sachs	452,628	9/30/2021
2	CBOT 5 Year US Treasury Note	Goldman Sachs	251,341	9/30/2021
0	CBOT Soybean Future	Goldman Sachs	24,967	11/12/2021
1	CBOT Wheat Future	Goldman Sachs	42,051	12/14/2021
2	CME 3 Month Eurodollar Future	Goldman Sachs	392,392	3/14/2022
2	CME 3 Month Eurodollar Future	Goldman Sachs	392,203	6/13/2022
2	CME 3 Month Eurodollar Future	Goldman Sachs	392,506	9/13/2021
2	CME 3 Month Eurodollar Future	Goldman Sachs	391,893	9/19/2022
2	CME 3 Month Eurodollar Future	Goldman Sachs	392,337	12/13/2021
2	CME E-Mini NASDAQ 100 Index Future	Goldman Sachs	30,617	6/18/2021
7	CME E-Mini Standard & Poor’s 500 Index Future	Goldman Sachs	31,505	6/18/2021
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	20,951	6/8/2021
0	Eurex 2 Year Euro SCHATZ Future	Goldman Sachs	41,904	9/8/2021
3	Eurex 5 Year Euro BOBL Future	Goldman Sachs	436,871	6/8/2021
1	Eurex Swiss Market New Index Future	Goldman Sachs	18,521	6/18/2021
27	Euronext Amsterdam Index Future	Goldman Sachs	23,122	6/18/2021
0	ICE Brent Crude Oil Future	Goldman Sachs	19,685	9/30/2021
0	ICE Brent Crude Oil Future	Goldman Sachs	21,719	10/29/2021
100,016	Korea Stock Exchange KOSPI 200 Index Future	Goldman Sachs	38,501	6/10/2021
0	LME Copper Future	Goldman Sachs	26,601	11/15/2021
0	LME Copper Future	Goldman Sachs	23,942	10/18/2021
0	LME Nickel Future	Goldman Sachs	16,891	10/18/2021
0	LME Nickel Future	Goldman Sachs	18,781	11/15/2021
0	LME Primary Aluminum Future	Goldman Sachs	23,856	10/18/2021
0	LME Primary Aluminum Future	Goldman Sachs	26,539	11/15/2021
0	LME Zinc Future	Goldman Sachs	23,834	10/18/2021
0	LME Zinc Future	Goldman Sachs	26,509	11/15/2021
24	Montreal Exchange S&P/TSX 60 Index Future	Goldman Sachs	23,507	6/18/2021
0	NYBOT CSC C Coffee Future	Goldman Sachs	17,498	3/21/2022
1	NYBOT CSC C Coffee Future	Goldman Sachs	52,525	12/20/2021
1	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	28,251	2/28/2022
1	NYBOT CSC Number 11 World Sugar Future	Goldman Sachs	25,281	9/30/2021
1	NYBOT CTN Number 2 Cotton Future	Goldman Sachs	24,956	12/8/2021
174	OML Stockholm OMXS30 Index Future	Goldman Sachs	47,181	6/18/2021
3	SFE S&P ASX Share Price Index 200 Future	Goldman Sachs	17,472	6/17/2021

CREDIT DEFAULT SWAP

Number of			Notional Value at May
Contracts	Open Credit Default Swap	Counterparty	31, 2021	Expiration	Value
26,376	Markit CDX North America Investment Grade Index	Goldman Sachs	26,376	6/20/2026	$(2,811)
148,991	Markit CDX North America High Yield Index	Goldman Sachs	148,991	6/20/2026	(3,919)
14,561	Markit iTraxx Europe Crossover Index	Goldman Sachs	17,737	6/20/2026	(2,272)
60,031	Markit iTraxx Europe Index	Goldman Sachs	73,127	6/20/2026	(1,995)
					(10,997)

*	The GS i-Select invests in 15 Portfolio Constituents which do not trade individual futures, therefore the Futures do not have any individual unrealized gains/losses.

JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Intraday Momentum ES Series 1 Excess Return Strategy Top 50 Holdings

NO OPEN POSITIONS

Goldman Sachs Long Gamma US Series 10 Total Return Strategy Top 50 Holdings

EQUITY FORWARDS

Number of			Notional Value at May		Exercise
Contracts	Open Short Equity Forwards	Counterparty	31, 2021	Expiration	Price	Market Value
18	S&P 500 Index	Goldman Sachs	$27,441	12/17/2021	$4,200	$(120)
26	S&P 500 Index	Goldman Sachs	24,346	3/18/2022	4,200	(148)
35	S&P 500 Index	Goldman Sachs	22,439	6/17/2022	4,200	(186)
						(454)

PURCHASED PUT OPTIONS

Number of			Notional Value at May		Exercise
Contracts	Open Put Options	Counterparty	31, 2021	Expiration	Price	Market Value
0	S&P 500 Index	Goldman Sachs	$30,617	6/18/2021	$1,775	$0
0	S&P 500 Index	Goldman Sachs	26,189	6/18/2021	2,025	0
0	S&P 500 Index	Goldman Sachs	25,816	6/18/2021	2,000	0
0	S&P 500 Index	Goldman Sachs	23,518	6/18/2021	1,750	0
0	S&P 500 Index	Goldman Sachs	23,438	6/18/2021	2,250	1
0	S&P 500 Index	Goldman Sachs	22,562	6/18/2021	1,825	0
0	S&P 500 Index	Goldman Sachs	22,146	6/18/2021	2,050	0
0	S&P 500 Index	Goldman Sachs	21,904	6/18/2021	1,575	0
0	S&P 500 Index	Goldman Sachs	21,722	6/18/2021	2,150	0
0	S&P 500 Index	Goldman Sachs	20,759	6/18/2021	1,900	0
0	S&P 500 Index	Goldman Sachs	20,351	6/18/2021	2,125	0
0	S&P 500 Index	Goldman Sachs	19,700	6/18/2021	2,400	0
0	S&P 500 Index	Goldman Sachs	19,657	6/18/2021	2,075	0
0	S&P 500 Index	Goldman Sachs	19,300	6/18/2021	1,675	0
0	S&P 500 Index	Goldman Sachs	19,084	6/18/2021	1,975	0
0	S&P 500 Index	Goldman Sachs	19,074	6/18/2021	1,950	0
0	S&P 500 Index	Goldman Sachs	18,597	6/18/2021	2,425	1
0	S&P 500 Index	Goldman Sachs	17,676	6/18/2021	2,175	0
0	S&P 500 Index	Goldman Sachs	17,673	6/18/2021	1,550	0
2	S&P 500 Index	Goldman Sachs	45,229	9/17/2021	1,850	19
4	S&P 500 Index	Goldman Sachs	30,664	9/17/2021	2,250	27
2	S&P 500 Index	Goldman Sachs	30,206	9/17/2021	1,900	14
3	S&P 500 Index	Goldman Sachs	26,162	9/17/2021	2,225	22
6	S&P 500 Index	Goldman Sachs	25,439	9/17/2021	2,500	34
4	S&P 500 Index	Goldman Sachs	20,734	9/17/2021	2,325	20
4	S&P 500 Index	Goldman Sachs	20,382	9/17/2021	2,275	18
2	S&P 500 Index	Goldman Sachs	20,332	9/17/2021	1,800	7
2	S&P 500 Index	Goldman Sachs	19,515	9/17/2021	1,950	10
5	S&P 500 Index	Goldman Sachs	18,889	9/17/2021	2,400	21
6	S&P 500 Index	Goldman Sachs	17,372	9/17/2021	2,525	24
8	S&P 500 Index	Goldman Sachs	32,141	12/17/2021	2,125	62
15	S&P 500 Index	Goldman Sachs	30,797	12/17/2021	2,525	110
23	S&P 500 Index	Goldman Sachs	28,634	12/17/2021	2,800	156
8	S&P 500 Index	Goldman Sachs	25,919	12/17/2021	2,150	52
9	S&P 500 Index	Goldman Sachs	24,759	12/17/2021	2,175	52
10	S&P 500 Index	Goldman Sachs	23,510	12/17/2021	2,250	55
13	S&P 500 Index	Goldman Sachs	22,715	12/17/2021	2,450	72
16	S&P 500 Index	Goldman Sachs	21,845	12/17/2021	2,550	81
14	S&P 500 Index	Goldman Sachs	21,682	12/17/2021	2,500	74
16	S&P 500 Index	Goldman Sachs	20,355	12/17/2021	2,575	78
9	S&P 500 Index	Goldman Sachs	19,622	12/17/2021	2,200	43
14	S&P 500 Index	Goldman Sachs	29,913	3/18/2022	2,150	102
13	S&P 500 Index	Goldman Sachs	22,225	3/18/2022	2,100	70
12	S&P 500 Index	Goldman Sachs	21,406	3/18/2022	2,050	63
28	S&P 500 Index	Goldman Sachs	18,743	3/18/2022	2,600	125
24	S&P 500 Index	Goldman Sachs	17,859	3/18/2022	2,500	103
28	S&P 500 Index	Goldman Sachs	19,612	4/14/2022	2,500	128
						1,644

JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Calls-vs-Calls US Series 2 Total Return Strategy Top 50 Holdings

Number of			Notional Value at		Exercise
Contracts	Open Call Options	Counterparty	February 28, 2021	Expiration	Price	Market Value
8	S&P 500 Index	Goldman Sachs	$31,846	6/18/2021	$4,185	$425
6	S&P 500 Index	Goldman Sachs	25,995	6/18/2021	4,160	455
5	S&P 500 Index	Goldman Sachs	22,603	6/18/2021	4,195	267
4	S&P 500 Index	Goldman Sachs	18,768	6/18/2021	4,115	488
4	S&P 500 Index	Goldman Sachs	17,009	6/18/2021	4,200	189
4	S&P 500 Index	Goldman Sachs	16,199	6/18/2021	4,125	389
4	S&P 500 Index	Goldman Sachs	15,864	6/18/2021	4,180	225
3	S&P 500 Index	Goldman Sachs	13,561	6/18/2021	4,165	226
3	S&P 500 Index	Goldman Sachs	12,845	6/18/2021	4,155	237
2	S&P 500 Index	Goldman Sachs	9,392	6/18/2021	3,975	525
2	S&P 500 Index	Goldman Sachs	9,134	6/18/2021	4,205	95
2	S&P 500 Index	Goldman Sachs	8,977	6/18/2021	4,175	134
2	S&P 500 Index	Goldman Sachs	8,594	6/18/2021	4,065	312
2	S&P 500 Index	Goldman Sachs	8,159	6/18/2021	4,150	158
2	S&P 500 Index	Goldman Sachs	7,746	6/18/2021	4,135	171
2	S&P 500 Index	Goldman Sachs	7,435	6/18/2021	4,230	54
2	S&P 500 Index	Goldman Sachs	6,419	6/18/2021	4,170	101
2	S&P 500 Index	Goldman Sachs	6,309	6/18/2021	4,190	79
1	S&P 500 Index	Goldman Sachs	5,663	6/18/2021	4,210	55
1	S&P 500 Index	Goldman Sachs	4,999	6/18/2021	3,915	347
1	S&P 500 Index	Goldman Sachs	4,682	6/18/2021	3,970	267
1	S&P 500 Index	Goldman Sachs	3,400	6/18/2021	3,910	240
1	S&P 500 Index	Goldman Sachs	3,257	6/18/2021	4,140	69
1	S&P 500 Index	Goldman Sachs	3,133	6/18/2021	4,130	72
1	S&P 500 Index	Goldman Sachs	3,072	6/18/2021	4,095	92
1	S&P 500 Index	Goldman Sachs	3,022	6/18/2021	4,080	100
1	S&P 500 Index	Goldman Sachs	2,971	6/18/2021	4,070	105
1	S&P 500 Index	Goldman Sachs	2,917	6/18/2021	3,890	219
1	S&P 500 Index	Goldman Sachs	2,905	6/18/2021	4,075	99
1	S&P 500 Index	Goldman Sachs	2,864	6/18/2021	4,020	132
1	S&P 500 Index	Goldman Sachs	2,771	6/18/2021	3,960	164
1	S&P 500 Index	Goldman Sachs	2,431	6/18/2021	3,940	155
6	S&P 500 Index	Goldman Sachs	24,583	7/16/2021	4,200	465
4	S&P 500 Index	Goldman Sachs	15,111	7/16/2021	4,190	309
3	S&P 500 Index	Goldman Sachs	11,547	7/16/2021	4,160	291
1	S&P 500 Index	Goldman Sachs	6,172	7/16/2021	4,130	188
1	S&P 500 Index	Goldman Sachs	6,099	7/16/2021	4,170	144
1	S&P 500 Index	Goldman Sachs	6,083	7/16/2021	4,180	134
1	S&P 500 Index	Goldman Sachs	5,782	7/16/2021	4,140	166
1	S&P 500 Index	Goldman Sachs	4,950	7/16/2021	4,120	159
1	S&P 500 Index	Goldman Sachs	4,284	7/16/2021	4,175	98
1	S&P 500 Index	Goldman Sachs	2,845	7/16/2021	4,080	113
1	S&P 500 Index	Goldman Sachs	2,645	7/16/2021	3,975	161
1	S&P 500 Index	Goldman Sachs	2,410	7/16/2021	4,070	100
1	S&P 500 Index	Goldman Sachs	2,341	7/16/2021	4,150	63
3	S&P 500 Index	Goldman Sachs	10,946	8/20/2021	4,200	297
1	S&P 500 Index	Goldman Sachs	5,805	8/20/2021	4,160	193
1	S&P 500 Index	Goldman Sachs	5,510	8/20/2021	4,190	158
1	S&P 500 Index	Goldman Sachs	3,500	8/20/2021	4,170	111
1	S&P 500 Index	Goldman Sachs	3,025	8/20/2021	4,120	121
						9,917

JAMES ALPHA MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Goldman Sachs Systematic Skew US Series 1D Total Return Strategy Top 50 Holdings

Number of			Notional Value at		Exercise
Contracts	Open Call Options	Counterparty	February 28, 2021	Expiration	Price	Market Value
8	S&P 500 Index	Goldman Sachs	$32,770	6/18/2021	$4,130	$753
8	S&P 500 Index	Goldman Sachs	35,460	7/16/2021	4,250	434
						1,187

Number of	Open Put Options	Counterparty	Notional Value at	Expiration	Exercise	Market Value
2	S&P 500 Index	Goldman Sachs	$101,296	8/20/2021	$2,300	$57
0	S&P 500 Index	Goldman Sachs	100,997	6/18/2021	1,975	1
2	S&P 500 Index	Goldman Sachs	71,935	7/16/2021	2,910	41
0	S&P 500 Index	Goldman Sachs	69,681	7/16/2021	2,000	6
3	S&P 500 Index	Goldman Sachs	69,386	8/20/2021	2,350	42
2	S&P 500 Index	Goldman Sachs	66,498	7/16/2021	2,790	30
2	S&P 500 Index	Goldman Sachs	65,286	8/20/2021	2,200	30
1	S&P 500 Index	Goldman Sachs	60,548	6/18/2021	3,220	12
1	S&P 500 Index	Goldman Sachs	58,560	7/16/2021	2,600	18
1	S&P 500 Index	Goldman Sachs	58,382	7/16/2021	2,550	16
0	S&P 500 Index	Goldman Sachs	58,065	6/18/2021	1,925	0
3	S&P 500 Index	Goldman Sachs	57,663	8/20/2021	2,450	43
0	S&P 500 Index	Goldman Sachs	52,993	6/18/2021	2,150	1
4	S&P 500 Index	Goldman Sachs	52,332	8/20/2021	2,550	46
1	S&P 500 Index	Goldman Sachs	52,316	7/16/2021	2,450	12
0	S&P 500 Index	Goldman Sachs	46,690	6/18/2021	2,275	1
0	S&P 500 Index	Goldman Sachs	44,426	6/18/2021	2,950	4
1	S&P 500 Index	Goldman Sachs	44,163	7/16/2021	2,640	15
1	S&P 500 Index	Goldman Sachs	43,802	6/18/2021	3,060	6
0	S&P 500 Index	Goldman Sachs	42,410	7/16/2021	1,950	3
0	S&P 500 Index	Goldman Sachs	39,330	6/18/2021	1,950	0
0	S&P 500 Index	Goldman Sachs	38,653	6/18/2021	2,475	1
1	S&P 500 Index	Goldman Sachs	37,981	7/16/2021	2,400	8
1	S&P 500 Index	Goldman Sachs	37,199	6/18/2021	3,070	5
0	S&P 500 Index	Goldman Sachs	36,835	6/18/2021	2,700	2
0	S&P 500 Index	Goldman Sachs	35,727	6/18/2021	2,175	0
2	S&P 500 Index	Goldman Sachs	35,520	7/16/2021	2,870	19
1	S&P 500 Index	Goldman Sachs	35,315	7/16/2021	2,500	9
1	S&P 500 Index	Goldman Sachs	35,292	7/16/2021	2,650	12
0	S&P 500 Index	Goldman Sachs	33,844	6/18/2021	2,300	0
1	S&P 500 Index	Goldman Sachs	33,824	7/16/2021	2,250	5
0	S&P 500 Index	Goldman Sachs	33,586	6/18/2021	2,400	1
2	S&P 500 Index	Goldman Sachs	32,881	7/16/2021	2,670	12
0	S&P 500 Index	Goldman Sachs	31,909	7/16/2021	2,150	4
1	S&P 500 Index	Goldman Sachs	31,003	7/16/2021	2,300	5
1	S&P 500 Index	Goldman Sachs	30,969	6/18/2021	3,310	7
0	S&P 500 Index	Goldman Sachs	30,660	6/18/2021	2,325	0
1	S&P 500 Index	Goldman Sachs	30,642	6/18/2021	3,330	8
0	S&P 500 Index	Goldman Sachs	30,553	6/18/2021	2,075	0
0	S&P 500 Index	Goldman Sachs	30,087	6/18/2021	2,000	0
0	S&P 500 Index	Goldman Sachs	29,320	6/18/2021	2,050	0
3	S&P 500 Index	Goldman Sachs	29,281	9/17/2021	2,100	21
0	S&P 500 Index	Goldman Sachs	29,051	6/18/2021	2,980	3
0	S&P 500 Index	Goldman Sachs	28,868	6/18/2021	2,525	1
1	S&P 500 Index	Goldman Sachs	28,827	7/16/2021	2,610	9
0	S&P 500 Index	Goldman Sachs	26,828	6/18/2021	2,590	1
1	S&P 500 Index	Goldman Sachs	26,474	6/18/2021	3,370	7
0	S&P 500 Index	Goldman Sachs	26,332	6/18/2021	2,550	1
						525

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5%
	Australia - 3.0%
1,318,694	Charter Hall Long Wale REIT	$4,865,091
2,417,398	NEXTDC Ltd.(a)	20,540,107
		25,405,198
	Belgium - 0.4%
94,613	Warehouses De Pauw CVA	3,595,651

	Bermuda - 3.6%
6,394,028	Hongkong Land Holdings Ltd.	31,330,737

	Canada - 0.5%
275,245	Killam Apartment Real Estate Investment Trust	4,317,792

	Cayman Islands - 12.5%
7,060,626	CK Asset Holdings Ltd.	48,067,565
1,655,040	ESR Cayman Ltd.(a)	5,285,904
670,662	GDS Holdings Ltd. - ADR(a)	50,447,196
568,505	Wharf Real Estate Investment Company Ltd.	3,440,659
		107,241,324
	France - 3.3%
329,150	Accor S.A.(a)	13,093,985
546,727	Klepierre S.A.	15,861,243
		28,955,228
	Germany - 4.8%
38,226	TAG Immobilien A.G.	1,200,859
639,066	Vonovia S.E.	40,070,965
		41,271,824
	Hong Kong - 6.7%
6,018,693	Link REIT	58,056,258

	Ireland - 2.2%
15,543,953	Glenveagh Properties PLC(a)	18,709,704

	Italy - 1.8%
981,321	COIMA RES SpA	8,274,917

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	Italy - 1.8% (Continued)
594,825	Infrastrutture Wireless Italiane SpA	$6,654,583
		14,929,500
	Japan - 12.4%
46,200	Japan Hotel REIT Investment Corporation	27,942,206
12,875	LaSalle Logiport REIT	20,847,100
3,556,664	Mitsubishi Estate Company Ltd.	58,273,782
		107,063,088
	Singapore - 1.4%
2,658,897	Mapletree Commercial Trust	4,154,916
5,149,248	Mapletree Logistics Trust	7,695,542
		11,850,458
	Spain - 2.0%
283,898	Cellnex Telecom S.A.	17,204,539

	United Kingdom - 1.9%
5,455,811	Assura PLC	5,755,412
4,867,684	Empiric Student Property PLC(a)	6,080,832
411,379	Great Portland Estates PLC	4,197,180
		16,033,424
	United States - 42.0%
979,675	Acadia Realty Trust	21,258,948
84,585	Alexandria Real Estate Equities, Inc.	15,078,122
63,260	American Homes 4 Rent, Class A	2,408,308
157,252	American Tower Corporation	40,171,596
536,155	Americold Realty Trust	20,384,613
1,009,849	CatchMark Timber Trust, Inc., Class A	12,067,696
4,053,369	Colony Capital, Inc., Class A	27,846,645
893,998	CoreCivic, Inc.	7,000,004
51,207	CoreSite Realty Corporation	6,208,849
373,199	Corporate Office Properties Trust	10,300,292
82,953	Digital Realty Trust, Inc.	12,572,357
681,733	Easterly Government Properties, Inc.	14,132,325
419,171	Ellington Financial, Inc.	7,913,948
18,054	Equinix, Inc.	13,300,743

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	United States - 42.0% (Continued)
27,508	Essex Property Trust, Inc.	$8,122,837
943,652	GEO Group, Inc.	4,897,554
434,634	Healthpeak Properties, Inc.	14,508,083
43,275	Independence Realty Trust, Inc.	739,137
1,385,127	Kennedy-Wilson Holdings, Inc.	27,480,920
217,223	Kilroy Realty Corporation	15,251,227
121,498	Marriott International, Inc., Class A	17,444,683
297,151	National Retail Properties, Inc.	13,772,949
12,513	National Storage Affiliates Trust	576,849
348,824	New Senior Investment Group, Inc.	2,312,703
258,222	QTS Realty Trust, Inc., Class A	16,366,110
204,671	Welltower, Inc.	15,303,251
415,336	Weyerhaeuser Company	15,766,155
		363,186,904

	TOTAL COMMON STOCKS (Cost $971,685,929)	849,151,629

	TOTAL INVESTMENTS - 98.5% (Cost $971,685,929)	$849,151,629
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	12,531,616
	NET ASSETS - 100.0%	$861,683,245

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

JAMES ALPHA GLOBAL REAL ESTATE INVESTMENTS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Forward Currency Contracts

Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value	Appreciation/(Depreciation)
To Buy:
6/1/2021	$253,299	EUR	Brown Brothers Harriman	$309,000	USD	$308,557	$(443)
6/2/2021	904,450,738	JPY	Brown Brothers Harriman	8,260,201	USD	8,224,149	(36,052)
Total Unrealized:							$(36,495)

To Sell:
6/1/2021	$(924,723)	AUD	Brown Brothers Harriman	$(716,133)	USD	$(712,916)	$3,217
6/1/2021	(2,759,071)	EUR	Brown Brothers Harriman	(3,364,356)	USD	(3,360,964)	3,392
6/2/2021	(12,375)	EUR	Brown Brothers Harriman	(15,075)	USD	(15,075)	—
6/2/2021	(13,043)	EUR	Brown Brothers Harriman	(15,888)	USD	(15,888)	—
6/2/2021	(67,922)	EUR	Brown Brothers Harriman	(83,045)	USD	(82,740)	305
6/1/2021	(106,074,894)	JPY	Brown Brothers Harriman	(966,215)	USD	(964,536)	1,679
6/1/2021	(37,186,310)	JPY	Brown Brothers Harriman	(338,617)	USD	(338,134)	483
Total Unrealized:							$9,076

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

JPY - Japanes Yen

USD - U.S. Dollar

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 16.8%
	FIXED INCOME - 16.8%
6,500	Apollo Tactical Income Fund, Inc.	$99,060
4,000	BlackRock Core Bond Trust	64,720
10,000	BlackRock Corporate High Yield Fund, Inc.	120,700
6,482	BlackRock Credit Allocation Income Trust	97,813
10,000	BlackRock Limited Duration Income Trust	171,500
8,000	Blackstone / GSO Strategic Credit Fund	109,200
2,000	DoubleLine Income Solutions Fund	36,600
10,000	Eaton Vance Ltd. Duration Income Fund	129,300
10,000	First Trust High Income Long/Short Fund	153,400
8,000	Franklin Ltd. Duration Income Trust	73,520
10,800	Invesco Dynamic Credit Opportunities Fund	126,900
40,000	Invesco Senior Income Trust	170,000
7,000	John Hancock Preferred Income Fund III	132,720
7,000	Nuveen Global High Income Fund	111,160
7,000	Nuveen Preferred & Income Term Fund	178,570
10,000	PGIM High Yield Bond Fund, Inc.	161,800
17,000	PIMCO Income Strategy Fund II	182,750
20,000	Wells Fargo Income Opportunities Fund	174,800
15,000	Western Asset High Income Opportunity Fund, Inc.	77,550
		2,372,063

	TOTAL CLOSED END FUNDS (Cost $2,064,943)	2,372,063

	COMMON STOCKS — 84.4%
	APPAREL & TEXTILE PRODUCTS - 0.6%
1,202	Canada Goose Holdings, Inc.(a)	48,477
301	Carter’s, Inc.	30,774
		79,251

	ASSET MANAGEMENT - 2.6%
3,800	Boston Private Financial Holdings, Inc.	58,254
1,281	Hamilton Lane, Inc., Class A	115,764
3,985	Kennedy-Wilson Holdings, Inc.	79,062

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	ASSET MANAGEMENT - 2.6% (Continued)
781	LPL Financial Holdings, Inc.	$115,494
		368,574

	BANKING - 3.7%
3,300	Cadence BanCorporation	73,854
3,900	CIT Group, Inc.	206,622
1,286	Eagle Bancorp Montana, Inc.	32,163
200	People’s United Financial, Inc.	3,782
4,100	TCF Financial Corporation	194,750
		511,171

	BEVERAGES - 0.3%
2,346	Primo Water Corporation	40,609

	BIOTECH & PHARMA - 3.0%
199	AbCellera Biologics, Inc.(a)	5,339
1,800	Alexion Pharmaceuticals, Inc.(a)	317,790
1,355	Bluebird Bio, Inc.(a)	42,168
1,742	TransMedics Group, Inc.(a)	44,665
		409,962

	CHEMICALS - 0.8%
1,600	W R Grace & Company	109,632

	COMMERCIAL SUPPORT SERVICES - 1.0%
162	Avalara, Inc.(a)	21,412
1,287	Clean Harbors, Inc.(a)	119,820
		141,232

	CONSTRUCTION MATERIALS - 0.0%(b)
100	Forterra, Inc.(a)	2,338

	DATA CENTER REIT - 2.2%
198	CoreSite Realty Corporation	24,008
597	CyrusOne, Inc.	44,029
563	Digital Realty Trust, Inc.	85,328
143	Equinix, Inc.	105,351

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	DATA CENTER REIT - 2.2% (Continued)
1,001	QTS Realty Trust, Inc., Class A	$63,443
		322,159

	E-COMMERCE DISCRETIONARY - 1.3%
2,523	Leslie’s, Inc.(a)	73,571
773	MYT Netherlands Parent BV - ADR(a)	24,350
1,378	Revolve Group, Inc.(a)	76,396
		174,317

	ELECTRIC UTILITIES - 0.5%
1,611	Portland General Electric Company	77,231

	ELECTRICAL EQUIPMENT - 0.4%
876	BWX Technologies, Inc.	54,785

	ENGINEERING & CONSTRUCTION - 0.7%
1,113	Cellnex Telecom S.A.	67,532
2,305	Infrastrutture Wireless Italiane SpA	25,804
		93,336

	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
300	Domtar Corporation	16,269

	HEALTH CARE FACILITIES & SERVICES - 4.5%
691	Accolade, Inc.(a)	34,889
696	Invitae Corporation(a)	20,031
300	Magellan Health, Inc.(a)	28,257
2,675	NeoGenomics, Inc.(a)	109,755
1,000	PPD, Inc.(a)	46,120
2,000	PRA Health Sciences, Inc.(a)	341,840
973	Progyny, Inc.(a)	62,311
		643,203

	HEALTH CARE REIT - 1.4%
30,187	Assura PLC	31,844
4,882	Global Medical REIT, Inc.	70,301
1,455	Healthpeak Properties, Inc.	48,568
1,018	New Senior Investment Group, Inc.	6,749

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	HEALTH CARE REIT - 1.4% (Continued)
794	Welltower, Inc.	$59,367
		216,829

	HOME & OFFICE PRODUCTS - 0.0%(b)
300	Knoll, Inc.	7,800

	HOME CONSTRUCTION - 0.5%
59,430	Glenveagh Properties PLC(a)	71,671

	HOTEL REIT - 0.8%
181	Japan Hotel REIT Investment Corporation	109,941

	INDUSTRIAL REIT - 1.2%
3,067	Americold Realty Trust	116,607
20,037	Mapletree Logistics Trust	29,983
85	Prologis, Inc.	10,016
360	Warehouses De Pauw CVA	13,700
		170,306

	INDUSTRIAL SUPPORT SERVICES - 0.4%
909	Ritchie Bros Auctioneers, Inc.	54,276

	INFRASTRUCTURE REIT - 2.1%
1,091	American Tower Corporation	278,707

	INSURANCE - 3.1%
2,200	Watford Holdings Ltd.(a)	76,868
1,400	Willis Towers Watson PLC	365,904
		442,772

	INTERNET MEDIA & SERVICES - 0.7%
243	Fiverr International Ltd.(a)	49,891
529	MediaAlpha, Inc.(a)	22,387
3,000	Sogou, Inc. - ADR(a)	25,290
		97,568

	LEISURE FACILITIES & SERVICES - 3.2%
602	Accor S.A.(a)	23,994

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	LEISURE FACILITIES & SERVICES - 3.2% (Continued)
900	Cineplex, Inc.	$11,362
600	Extended Stay America, Inc.	11,826
2,113	GAN Ltd.(a)	36,555
500	Great Canadian Gaming Corporation(a)	18,245
470	Marriott International, Inc., Class A	67,483
2,216	Norwegian Cruise Line Holdings Ltd.(a)	70,690
1,296	Red Rock Resorts, Inc., Class A	57,996
907	Shake Shack, Inc., Class A(a)	85,240
614	Wingstop, Inc.	87,605
		470,996

	MACHINERY - 0.5%
164	Hydrofarm Holdings Group, Inc.(a)	10,216
671	Tennant Company	55,518
		65,734

	MEDICAL EQUIPMENT & DEVICES - 3.2%
1,172	Acutus Medical, Inc.(a)	19,068
512	Axonics, Inc.(a)	29,537
2,900	Cantel Medical Corporation	235,858
282	CareDx, Inc.(a)	22,673
178	Inspire Medical Systems, Inc.(a)	34,585
1,300	Luminex Corporation	47,957
1,460	Silk Road Medical, Inc.(a)	70,927
		460,605

	MULTI ASSET CLASS REIT - 0.5%
5,772	Charter Hall Long Wale REIT	21,271
1,903	Colony Capital, Inc., Class A	13,074
804	Great Portland Estates PLC	8,219
9,673	Mapletree Commercial Trust	15,132
		57,696

	OFFICE OWNERS & DEVELOPERS - 0.2%
2,502	COIMA RES SpA	21,091

	OFFICE REIT - 1.6%
440	Alexandria Real Estate Equities, Inc.	78,434

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	OFFICE REIT - 1.6% (Continued)
1,255	Corporate Office Properties Trust	$34,638
3,086	Easterly Government Properties, Inc.	63,973
572	Kilroy Realty Corporation	40,160
		217,205

	REAL ESTATE INVESTMENT TRUSTS - 0.6%
50	LaSalle Logiport REIT	80,973
1	Mitsui Fudosan Logistics Park, Inc.	5,128
		86,101

	REAL ESTATE OWNERS & DEVELOPERS - 6.2%
6,600	Brookfield Property Partners, L.P.	124,014
21,356	CK Asset Holdings Ltd.	145,281
24,824	Hongkong Land Holdings Ltd.	121,638
827	Instone Real Estate Group A.G.(a)	26,142
14,080	Mitsubishi Estate Company Ltd.	231,925
151	TAG Immobilien A.G.	4,742
3,365	Vonovia S.E.	211,102
		864,844

	REAL ESTATE SERVICES - 0.1%
6,333	ESR Cayman Ltd.(a)	20,236

	RESIDENTIAL REIT - 0.3%
240	American Homes 4 Rent, Class A	9,137
69	Essex Property Trust, Inc.	20,375
174	Independence Realty Trust, Inc.	2,972
1,066	Killam Apartment Real Estate Investment Trust	16,722
		49,206

	RETAIL - CONSUMER STAPLES - 2.1%
333	Five Below, Inc.(a)	61,312
1,010	Ollie’s Bargain Outlet Holdings, Inc.(a)	87,304
3,150	OptimizeRx Corporation(a)	154,729
		303,345

	RETAIL - DISCRETIONARY - 0.2%
617	Designer Brands, Inc., Class A	10,791

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	RETAIL - DISCRETIONARY - 0.2% (Continued)
590	Driven Brands Holdings, Inc.(a)	$17,476
		28,267

	RETAIL OWNERS & DEVELOPERS - 0.1%
14,872	Empiric Student Property PLC	18,577

	RETAIL REIT - 3.0%
2,650	Acadia Realty Trust	57,505
1,282	Klepierre S.A.	37,246
14,813	Link REIT	142,853
1,076	National Retail Properties, Inc.	49,873
2,700	VEREIT, Inc.	128,439
		415,916

	SELF-STORAGE REIT - 0.0%(b)
48	National Storage Affiliates Trust	2,213

	SEMICONDUCTORS - 2.9%
100	Coherent, Inc.(a)	26,261
1	Marvell Technology, Inc.	68
2,000	Maxim Integrated Products, Inc.	204,020
1,400	Xilinx, Inc.	177,800
		408,149

	SOFTWARE - 15.0%
1,372	1Life Healthcare, Inc.(a)	50,764
3	Alkami Technology, Inc.(a)	100
497	Alteryx, Inc., Class A(a)	38,652
292	Bandwidth, Inc., Class A(a)	34,541
615	BigCommerce Holdings, Inc.(a)	33,450
87	Bill.com Holdings, Inc.(a)	12,956
618	Black Knight, Inc.(a)	45,355
164	Blackline, Inc.(a)	17,051
199	C3.ai, Inc.(a)	12,280
5,760	Cantaloupe, Inc.(a)	70,330
700	Change Healthcare, Inc.(a)	16,408
1,486	Domo, Inc.(a)	98,819

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	SOFTWARE - 15.0% (Continued)
1,492	Duck Creek Technologies, Inc.(a)	$58,651
1,899	Dynatrace, Inc.(a)	98,254
1,829	eGain Corporation(a)	18,363
750	Five9, Inc.(a)	132,825
617	Guidewire Software, Inc.(a)	60,306
852	Health Catalyst, Inc.(a)	45,744
2,333	Jamf Holding Corporation(a)	80,908
578	JFrog Ltd.(a)	24,132
3,338	Medallia, Inc.(a)	85,686
616	nCino, Inc.(a)	37,650
1,200	Nuance Communications, Inc.(a)	63,480
1,189	Nutanix, Inc., Class A(a)	37,465
700	Oak Street Health, Inc.(a)	42,273
204	ON24, Inc.(a)	6,565
323	Paylocity Holding Corporation(a)	54,855
66	Paymentus Holdings, Inc.(a)	—
1,065	Phreesia, Inc.(a)	52,718
1,215	Ping Identity Holding Corporation(a)	29,294
14	Privia Health Group, Inc.(a)	458
69	Procore Technologies, Inc.(a)	5,963
1,100	Proofpoint, Inc.(a)	190,090
1,601	PROS Holdings, Inc.(a)	71,036
1,125	Sailpoint Technologies Holdings, Inc.(a)	52,346
267	Signify Health, Inc.(a)	6,755
5,300	Slack Technologies, Inc., Class A(a)	233,411
3,000	SolarWinds Corporation(a)	49,650
675	Sprout Social, Inc.(a)	46,859
1,944	Tenable Holdings, Inc.(a)	81,259
604	Vertex, Inc., Class A(a)	11,603
		2,109,305

	SPECIALTY FINANCE - 0.0%(b)
66	Flywire Corporation(a)	2,266

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	SPECIALTY REIT - 0.3%
3,436	CoreCivic, Inc.	$26,904
3,397	GEO Group, Inc.	17,630
		44,534

	TECHNOLOGY HARDWARE - 0.2%
1,067	Pure Storage, Inc., Class A(a)	20,326
66	VeriFone Systems, Inc.(a)	2,013
		22,339

	TECHNOLOGY SERVICES - 6.2%
900	Cardtronics PLC, Class A(a)	35,037
3,300	CoreLogic, Inc.	262,350
4,200	IHS Markit Ltd.	442,302
605	Paya Holdings, Inc.(a)	6,002
841	Repay Holdings Corporation(a)	19,099
681	Shift4 Payments, Inc.(a)	63,530
690	Telos Corporation(a)	22,687
115	WEX, Inc.(a)	22,530
		873,537

	TELECOMMUNICATIONS - 2.7%
2,650	GDS Holdings Ltd. - ADR(a)	199,333
9,370	NEXTDC Ltd.(a)	79,822
3,800	ORBCOMM, Inc.(a)	42,522
5,501	Vonage Holdings Corporation(a)	75,804
		397,481

	TIMBER REIT - 0.7%
3,930	CatchMark Timber Trust, Inc., Class A	46,964
1,601	Weyerhaeuser Company	60,774
		107,738

	TRANSPORTATION & LOGISTICS - 1.7%
2,077	AFC Gamma, Inc.(a)	47,771
2,072	CryoPort, Inc.(a)	115,867
100	Kansas City Southern	29,768
1,322	Knight-Swift Transportation Holdings, Inc.	63,099
		256,505

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 84.4% (Continued)
	TRANSPORTATION EQUIPMENT - 0.5%
1,600	Navistar International Corporation(a)	$70,768

	WHOLESALE - DISCRETIONARY - 0.5%
1,115	IAA, Inc.(a)	63,522

	TOTAL COMMON STOCKS (Cost $10,411,352)	11,932,115

	EXCHANGE-TRADED FUNDS — 2.2%
	EQUITY - 0.0%(b)
1	ProShares UltraPro Short S&P 500(a)	20
1	ProShares UltraShort Russell2000(a)	14
		34

	FIXED INCOME - 2.2%
7,000	Invesco Senior Loan ETF	155,400
3,500	iShares 0-5 Year High Yield Corporate Bond ETF	160,510
1	ProShares UltraShort 20+ Year Treasury	21
		315,931

	TOTAL EXCHANGE-TRADED FUNDS (Cost $315,715)	315,965

	OPEN END FUNDS — 2.4%
	FIXED INCOME - 2.4%
29,685	James Alpha Structured Credit Value Portfolio, Class R6	332,170

	TOTAL OPEN END FUNDS (Cost $304,365)	332,170

Principal		Coupon Rate
Amount ($)		(%)	Maturity
	CORPORATE BONDS — 3.5%
	ASSET MANAGEMENT — 1.7%
150,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation(c)	5.2500	05/15/27	153,759
81,000	Monroe Capital Corporation	4.7500	02/15/26	82,375
				$236,134

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	CORPORATE BONDS — 3.5% (Continued)
	CONTAINERS & PACKAGING — 1.1%
150,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd Co-Issuer LLC(c)	6.0000	09/15/28	$155,293

	METALS & MINING — 0.7%
100,000	Taseko Mines Ltd. B(c)	7.0000	02/15/26	104,653

	TOTAL CORPORATE BONDS (Cost $486,587)			496,080

	TOTAL INVESTMENTS - 109.3% (Cost $13,582,962)			$15,448,393
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.3)%			(1,333,437)
	NET ASSETS - 100.0%			$14,114,956

Shares
	SECURITIES SOLD SHORT — (35.8)%
	COMMON STOCKS — (19.1)%
	ASSET MANAGEMENT - (0.4)%
(1,073)	Brookfield Asset Management, Inc., Class A	$(54,015)

	AUTOMOTIVE - 0.0% (a)
(1)	BorgWarner, Inc.	(51)

	BANKING - (3.8)%
(2,310)	BancorpSouth Bank	(70,640)
(240)	First Citizens BancShares, Inc., Class A	(206,544)
(12,315)	Huntington Bancshares, Inc.	(195,316)
(24)	M&T Bank Corporation	(3,857)
(1)	Prosperity Bancshares, Inc.	(75)
(87)	SVB Financial Group	(50,711)
		(527,143)

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (35.8)% (Continued)
	COMMON STOCKS — (19.1)% (Continued)
	BIOTECH & PHARMA - (1.8)%
(3,818)	AstraZeneca PLC - ADR	$(216,748)
(787)	Atara Biotherapeutics, Inc.	(10,672)
(344)	Ionis Pharmaceuticals, Inc.	(12,814)
(1,597)	Sinovac Biotech Ltd.	(10,333)
		(250,567)

	HEALTH CARE FACILITIES & SERVICES - (1.3)%
(827)	ICON PLC	(185,050)

	HOME & OFFICE PRODUCTS - 0.0% (a)
(96)	Herman Miller, Inc.	(4,589)

	INSTITUTIONAL FINANCIAL SERVICES - 0.0% (a)
(3)	Morgan Stanley	(273)

	INSURANCE - (2.7)%
(1,512)	Aon PLC, CLASS A	(383,095)

	MEDICAL EQUIPMENT & DEVICES - (1.3)%
(982)	STERIS PLC	(187,425)

	RETAIL REIT - (0.9)%
(1,904)	Realty Income Corporation	(130,234)

	SEMICONDUCTORS - (2.9)%
(2,408)	Advanced Micro Devices, Inc.	(192,833)
(1,260)	Analog Devices, Inc.	(207,396)
(91)	II-VI, Inc.	(6,131)
		(406,360)

	SOFTWARE - (0.7)%
(421)	salesforce.com, Inc.	(100,240)

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	SECURITIES SOLD SHORT — (35.8)% (Continued)
	COMMON STOCKS — (19.1)% (Continued)
	SPECIALTY FINANCE - (0.1)%
(52)	Credit Acceptance Corporation	$(23,267)

	TECHNOLOGY SERVICES - (3.2)%
(1,190)	S&P Global, Inc.	(451,569)

	EXCHANGE-TRADED FUNDS — (16.7)%
	EQUITY - (16.7)%
(2,174)	iShares Russell 2000 ETF	(490,237)
(6,290)	iShares Russell 2000 Growth ETF	(1,875,301)
		(2,365,538)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $4,056,151)	$(5,069,416)

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2021 the total market value of 144A securities is 413,705 or 2.9% of net assets.

JAMES ALPHA MULTI STRATEGY ALTERNATIVE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Forward Currency Contracts

Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver		Counterparty	In Exchange For		Value	Appreciation/(Depreciation)
To Buy:
6/2/2021	$3,889,354	JPY	Brown Brothers Harriman	$35,521	USD	$35,366	$(155)
Total Unrealized:							$(155)
To Sell:
6/1/2021	$(3,580)	AUD	Brown Brothers Harriman	$(2,772)	USD	$(2,760)	$12
6/1/2021	(5,580)	EUR	Brown Brothers Harriman	(6,807)	USD	(6,798)	9
6/1/2021	(7,088)	EUR	Brown Brothers Harriman	(8,643)	USD	(8,634)	9
6/2/2021	(269)	EUR	Brown Brothers Harriman	(329)	USD	(328)	1
6/1/2021	(924,088)	JPY	Brown Brothers Harriman	(8,418)	USD	(8,403)	15
6/1/2021	(177,924)	JPY	Brown Brothers Harriman	(1,620)	USD	(1,618)	2
Total Unrealized:							$48

Currency Abbreviations:

AUD - Australian Dollar

EUR - Euro

JPY - Japanes Yen

USD - U.S. Dollar

JAMES ALPHA MANAGED RISK DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 84.2%
	EQUITY - 84.2%
88,000	SPDR S&P 500 ETF Trust	$36,963,520

	TOTAL EXCHANGE-TRADED FUNDS (Cost $27,770,036)	36,963,520

Contracts(a)
		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED - 1.4%
	CALL OPTIONS PURCHASED - 0.0%(b)
200	Chicago Board Options Exchange VIX	PER	06/16/2021	$24.00	$335,200	17,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $51,097)

	PUT OPTIONS PURCHASED - 1.4%
55	S&P 500 INDEX	PER	06/11/2021	4,150.00	23,122,605	102,025
55	S&P 500 INDEX	PER	06/30/2021	4,020.00	23,122,605	135,850
50	S&P 500 INDEX	PER	06/30/2021	4,080.00	21,020,550	161,000
55	S&P 500 INDEX	PER	06/30/2021	4,130.00	23,122,605	226,050
	TOTAL PUT OPTIONS PURCHASED (Cost - $1,180,116)					624,925

	TOTAL INDEX OPTIONS PURCHASED (Cost - $1,231,213)					641,925

		Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 0.0% (b)
	CALL OPTIONS PURCHASED - 0.0%(b)
250	iPath Series B S&P 500 VIX Short-Term Futures ETN	PER	06/18/2021	15.00	867,500	2,750
	TOTAL CALL OPTIONS PURCHASED (Cost - $18,702)

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $18,702)					2,750

	TOTAL INVESTMENTS - 85.6% (Cost $29,019,951)					$37,608,195
	CALL OPTIONS WRITTEN - (0.7)% (Proceeds - $305,505)					(304,275)
	PUT OPTIONS WRITTEN - (0.4)% (Proceeds - $532,517)					(188,825)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 15.5%					6,816,938
	NET ASSETS - 100.0%					$43,932,033

Contracts(a)
		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS - (0.4)%
	PUT OPTIONS WRITTEN - (0.4)%
55	S&P 500 INDEX	PER	06/11/2021	$3,920.00	$23,122,605	$20,075
55	S&P 500 INDEX	PER	06/11/2021	3,940.00	23,122,605	22,275

JAMES ALPHA MANAGED RISK DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Contracts(a)
		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - (0.4)% (Continued)
	PUT OPTIONS WRITTEN - (0.4)% (Continued)
105	S&P 500 INDEX	PER	06/30/2021	$3,875.00	$44,143,155	$146,475
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $532,517)					188,825

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $532,517)					188,825

		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN EQUITY OPTIONS - (0.7)%
	CALL OPTIONS WRITTEN- (0.7)%
250	iPath Series B S&P 500 VIX Short-Term Futures ETN	PER	06/18/2021	25.00	867,500	1,000
500	SPDR S&P 500 ETF Trust	PER	06/04/2021	417.50	21,002,000	190,000
250	SPDR S&P 500 ETF Trust	PER	06/04/2021	420.00	10,501,000	52,375
175	SPDR S&P 500 ETF Trust	PER	06/11/2021	420.00	7,350,700	60,900
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $305,505)					304,275

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $305,505)					$304,275

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

PER	- Pershing

(a)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(b)	Percentage rounds to less than 0.1%.

JAMES ALPHA MANAGED RISK DOMESTIC EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	TOTAL RETURN SWAPS - 0.0%
Notional				Expiration	Pay/Receive	Variable		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)		Gain/(Loss)
$6,300,600	SPY SPDR SP 500 ETF Trust	15,000	Goldman Sachs	9/21/2021	Pay	0.11013	#	$—
2,100,200	SPY SPDR SP 500 ETF Trust	5,000	Goldman Sachs	6/29/2021	Pay	0.11013	*	—
2,940,280	SPY SPDR SP 500 ETF Trust	7,000	Goldman Sachs	11/12/2021	Pay	0.11013	*	—
8,400,800	SPY SPDR SP 500 ETF Trust	20,000	Goldman Sachs	12/1/2021	Pay	0.11013	*	—
								$—

#	Variable rate is Libor plus 0.40%

*	Variable rate is Libor plus 0.50%

JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 37.1%
	EQUITY - 37.1%
19,500	iShares MSCI Emerging Markets ETF	$1,069,965

	TOTAL EXCHANGE-TRADED FUNDS (Cost $831,017)	1,069,965

Contracts(a)
		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	EQUITY OPTIONS PURCHASED - 0.9%
	PUT OPTIONS PURCHASED - 0.9%
800	iShares MSCI Emerging Markets ETF	PER	06/11/2021	$51.50	$4,389,600	$6,800
400	iShares MSCI Emerging Markets ETF	PER	06/30/2021	53.00	2,194,800	19,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $117,253)					26,400

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $117,253)					26,400

	TOTAL INVESTMENTS - 38.0% (Cost $948,270)					$1,096,365
	CALL OPTIONS WRITTEN - (1.3)% (Proceeds - $35,782)					(36,675)
	PUT OPTIONS WRITTEN - (0.1)% (Proceeds - $32,973)					(3,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 63.4%					1,826,487
	NET ASSETS - 100.0%					$2,882,677

Contracts(a)
		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (1.4)%
	CALL OPTIONS WRITTEN - (1.3)%
450	iShares MSCI Emerging Markets ETF	PER	06/11/2021	$54.50	$2,469,150	$36,675
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $35,782)

	PUT OPTIONS WRITTEN - (0.1)%
1,000	iShares MSCI Emerging Markets ETF	PER	06/11/2021	$48.50	$5,487,000	$3,500
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $32,973)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $68,755)					$40,175

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

PER	- Pershing

(a)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

JAMES ALPHA MANAGED RISK EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	TOTAL RETURN SWAPS - 0.0%

Notional				Expiration	Pay/Receive	Variable		Unrealized
Amount	Reference Entity	Shares	Counterparty	Date	Fixed Rate	Rate (%)		Gain/(Loss)
$2,524,020	iShares MSCI Emerging Markets ETF	46,000	Goldman Sachs	11/12/2021	Pay	0.11013	*	$—
								$—

*	Variable rate is Libor plus 0.20%.

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2021

Shares		Fair Value
	CLOSED END FUNDS — 14.4%
	FIXED INCOME - 14.4%
7,000	Ares Dynamic Credit Allocation Fund, Inc.	$110,600
10,000	BlackRock Corporate High Yield Fund, Inc.	120,700
5,224	BlackRock Credit Allocation Income Trust	78,830
24,460	BlackRock Limited Duration Income Trust	419,489
15,000	Blackstone / GSO Strategic Credit Fund	204,750
30,000	First Trust High Income Long/Short Fund	460,200
22,000	Franklin Ltd. Duration Income Trust	202,180
10,111	Invesco Dynamic Credit Opportunities Fund	118,804
50,000	Invesco Senior Income Trust	212,500
15,000	Nuveen Global High Income Fund	238,200
7,982	PGIM High Yield Bond Fund, Inc.	129,149
20,000	PIMCO Income Strategy Fund II	215,000
35,000	Wells Fargo Income Opportunities Fund	305,900
35,000	Western Asset High Income Opportunity Fund, Inc.	180,950
		2,997,252

	TOTAL CLOSED END FUNDS (Cost $2,840,016)	2,997,252

	COMMON STOCKS — 3.1%
	ENTERTAINMENT CONTENT - 0.0%(a)
781	FriendFinder Networks, Inc.(b),(c),(d),(k)	—

	FOOD - 0.1%
510	Nomad Foods Ltd.(b)	15,642

	LEISURE PRODUCTS - 0.0%(a)
1,899	JAKKS Pacific, Inc.(b),(d),(k)	—

	METALS & MINING - 1.3%
8	RA Parent, Inc. 144A(b),(c),(d),(k)	262,510

	OIL & GAS PRODUCERS - 1.3%
14,996	DELPHI ENERGY CORP(b),(d),(k)	186,208

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares		Fair Value
	COMMON STOCKS — 3.1% (Continued)
	OIL & GAS PRODUCERS - 1.3% (Continued)
123,981	PetroQuest Energy, Inc.(b),(d),(k)	$92,242
107,881	Zargon Oil & Gas Ltd.(b),(d),(k)	—
		278,450
	OIL & GAS SERVICES & EQUIPMENT - 0.4%
1,701	FTS International, Inc.(b)	44,617
18,982	ION Geophysical Corporation(b)	38,154
		82,771
	RETAIL - DISCRETIONARY - 0.0%(a)
2,920	Nebraska Book Holdings, Inc.(b),(d),(k)	6,205

	TOTAL COMMON STOCKS (Cost $1,624,994)	645,578

	EXCHANGE-TRADED FUNDS — 7.9%
	EQUITY - 0.1%
1	ProShares UltraPro Short S&P 500(b)	20
1	ProShares UltraShort QQQ(b)	23
1,251	ProShares UltraShort Russell2000(b)	17,364
		17,407
	FIXED INCOME - 7.8%
18,000	Invesco Senior Loan ETF	399,600
8,501	iShares 0-5 Year High Yield Corporate Bond ETF	389,856
8,000	iShares iBoxx High Yield Corporate Bond ETF	697,439
500	ProShares UltraShort 20+ Year Treasury	10,325
2,799	VanEck Vectors Emerging Markets High Yield Bond ETF	66,840
1,911	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	60,904
		1,624,964

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,651,725)	1,642,371

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Shares					Fair Value
	OPEN END FUNDS — 3.8%
	FIXED INCOME - 3.8%
71,532	James Alpha Structured Credit Value Portfolio, Class R6(j)				$800,446

	TOTAL OPEN END FUNDS (Cost $715,564)				800,446

	PREFERRED STOCKS — 1.8%
	BANKING - 0.5%
78	Wells Fargo & Company - Series L				113,470

	LEISURE PRODUCTS - 0.0%(a)
649	JAKKS Pacific, Inc. 144A(b),(c),(d),(k)				—

	SPECIALTY FINANCE - 1.3%
9,450	Lument Finance Trust, Inc.(b)				239,274
388	POPULUS PREFERRED EQUITY(b),(d),(k)				31,040
					270,314

	TOTAL PREFERRED STOCKS (Cost $348,251)				383,784

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity
	ASSET BACKED SECURITIES — 11.7%
	AUTO LOAN — 1.2%
160,000	Foursight Capital Automobile Receivables Trust 2018-1 (c)		6.8200	04/15/25	165,078
75,000	United Auto Credit Securitization Trust 2019-1 Series 2019-1 Class E(c)		4.2900	08/12/24	76,223
					241,301
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
130,636	Alternative Loan Trust 2006-6CB		5.7500	05/25/36	79,695
100,000	Bunker Hill Loan Depositary Trust 2020-1(c),(e)		4.3530	02/25/55	105,180
60,000	Freddie Mac STACR REMIC Trust 2021-DNA1(c),(e)	SOFR30A + 4.750%	4.7600	01/25/51	57,501
70,000	Freddie Mac STACR REMIC Trust 2021-HQA1(c),(e)	SOFR30A + 5.000%	5.0100	08/25/33	66,166
220,000	Freddie Mac STACR Trust 2019-DNA1(e)	US0001M + 10.750%	10.8420	01/25/49	252,881
160,000	Freddie Mac STACR Trust 2019-DNA3(e)	US0001M + 8.150%	8.2420	07/25/49	173,979
120,000	Freddie Mac STACR Trust 2019-HRP1(c),(e)	US0001M + 4.050%	4.1420	02/25/49	121,271

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 11.7% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5% (Continued)
170,000	Oaktown Re III Ltd.(c),(e)	US0001M + 4.350%	4.4420	07/25/29	$172,509
190,000	STACR Trust 2018-HRP2(e)	US0001M + 4.200%	4.2920	02/25/47	201,029
200,000	STACR Trust 2018-HRP2(e)	US0001M + 10.500%	10.5920	02/25/47	227,463
100,000	Verus Securitization Trust 2019-INV2(c),(e)		4.4520	07/25/59	102,433
					1,560,107
	CREDIT CARD — 0.6%
120,000	Continental Credit Card ABS 2019-1, LLC Series 2019-1A Class C(c)		6.1600	08/15/26	126,276

	NON AGENCY CMBS — 1.9%
114,000	COMM 2019-GC44 Mortgage Trust(c)		2.5000	08/15/57	101,058
160,000	GS Mortgage Securities Trust 2016-GS4 Series 2016-GS4 Class D(c) ,(e)		3.2330	11/10/49	128,071
100,000	JPMBB Commercial Mortgage Securities Trust(e)		4.1190	08/15/48	92,712
80,000	Morgan Stanley Capital I Trust 2016-UBS9(c)		3.0000	03/15/49	76,929
					398,770
	OTHER ABS — 0.5%
100,000	Tricon American Homes 2017-SFR2 Trust(c)		5.1040	01/17/36	103,814

	TOTAL ASSET BACKED SECURITIES (Cost $2,325,275)				2,430,268

			Coupon
		Spread	Rate (%)	Maturity
	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
	AGENCY CMBS — 0.7%
45,000	Freddie Mac Multifamily Structured Credit Risk(c),(e)	SOFR30A + 3.750%	3.7600	01/25/51	47,278
100,000	Multifamily Connecticut Avenue Securities Trust 2019-01 Series 2019-01 M10(c),(e)	ICE LIBOR USD 1 Month + 3.250%	3.3420	10/15/49	101,137
					148,415
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
72,302	Fannie Mae REMICS(f)		3.0000	12/25/27	4,384
73,076	Fannie Mae REMICS(f)		3.0000	01/25/28	4,441
78,263	Fannie Mae REMICS(f)		3.0000	02/25/28	4,443
148,976	Freddie Mac REMICS(f)		3.0000	10/15/27	9,363
148,250	Government National Mortgage Association(f)		3.5000	12/12/49	20,178
164,562	Government National Mortgage Association(f)		3.5000	12/20/49	24,393
					67,202

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $226,750)				215,617

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal
Amount ($)					Fair Value
			Coupon
			Rate (%)	Maturity
	CONVERTIBLE BONDS — 2.5%
	BIOTECH & PHARMA — 0.1%
60,000	Tricida, Inc.(c)		3.5000	05/15/27 $	23,847

	FORESTRY, PAPER & WOOD PRODUCTS — 0.0%(a)
330,000	Fortress Global Enterprises, Inc.(d),(k)		—	12/31/21	14

	LEISURE FACILITIES & SERVICES — 0.3%
65,000	DraftKings, Inc.(c),(g)		—	03/15/28	59,475

	OIL & GAS SERVICES & EQUIPMENT — 1.3%
262,000	ION Geophysical Corporation		8.0000	12/15/25	279,172

	REAL ESTATE INVESTMENT TRUSTS — 0.0%(a)
5,000	Summit Hotel Properties, Inc.		1.5000	02/15/26	5,250

	TRANSPORTATION & LOGISTICS — 0.8%
68,000	Air Canada(c)		4.0000	07/01/25	113,135
49,000	Spirit Airlines, Inc.		1.0000	05/15/26	50,289
					163,424

	TOTAL CONVERTIBLE BONDS (Cost $722,391)				531,182

			Coupon
		Spread	Rate (%)	Maturity
	CORPORATE BONDS — 31.8%
	ADVERTISING & MARKETING — 0.5%
98,000	MDC Partners, Inc. B(c),(h)		6.5000	05/01/24	99,951
20,000	Outfront Media Capital, LLC / Outfront Media Capital Corporation(c)		4.2500	01/15/29	19,844
					119,795

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	ASSET MANAGEMENT — 1.9%
302,000	Monroe Capital Corporation		4.7500	02/15/26	$307,128
70,000	VistaJet Malta Finance PLC / XO Management Holding, Inc.(c)		10.5000	06/01/24	75,163
					382,291
	AUTOMOTIVE — 0.8%
20,000	Dana, Inc.		4.2500	09/01/30	20,675
62,000	Dealer Tire, LLC / DT Issuer, LLC(c)		8.0000	02/01/28	65,695
35,000	Ford Motor Company		8.5000	04/21/23	39,115
35,000	Ford Motor Company		9.0000	04/22/25	42,807
					168,292
	BANKING — 0.6%
80,000	Citigroup, Inc. (e)	SOFRRATE + 3.234%	4.7000	07/30/68	82,350
50,000	JPMorgan Chase & Company (e)	SOFRRATE + 3.125%	4.6000	08/01/68	51,063
					133,413
	BIOTECH & PHARMA — 0.3%
75,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/01/26	70,781

	CHEMICALS — 0.5%
56,000	NOVA Chemicals Corporation(c)		5.2500	06/01/27	59,990
35,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.(c)		5.1250	04/01/29	35,976
					95,966
	CONSTRUCTION MATERIALS — 0.3%
60,000	Standard Industries, Inc.(c)		4.3750	07/15/30	60,741

	CONTAINERS & PACKAGING — 0.6%
125,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-		6.0000	09/15/28	129,411
	Issuer, LLC.(c)

	ELECTRIC UTILITIES — 0.5%
25,000	Clearway Energy Operating, LLC(c)		3.7500	02/15/31	24,219
70,000	Vistra Operations Company, LLC(c)		5.6250	02/15/27	72,712
10,000	Vistra Operations Company, LLC(c)		4.3750	05/01/29	10,065
					106,996

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	ENGINEERING & CONSTRUCTION — 1.4%
39,000	Dycom Industries, Inc.(c)		4.5000	04/15/29	$39,016
125,000	Michael Baker International, LLC(c)		8.7500	03/01/23	127,500
90,000	PowerTeam Services, LLC(c)		9.0330	12/04/25	99,509
132,837	Stoneway Capital Corporation(c),(i)		—	03/01/27	35,534
					301,559
	ENTERTAINMENT CONTENT — 0.1%
36,000	Diamond Sports Group, LLC / Diamond Sports Finance Co.(c)		6.6250	08/15/27	20,610

	FOOD — 1.9%
323,000	Cooke Omega Investments, Inc. / Alpha VesselCo. Holdings, Inc.(c)		8.5000	12/15/22	332,689
63,000	Simmons Foods, Inc.(c)		4.6250	03/01/29	63,913
					396,602
	FORESTRY, PAPER & WOOD PRODUCTS — 0.3%
70,000	Mercer International, Inc.(c)		5.1250	02/01/29	72,373

	HOUSEHOLD PRODUCTS — 0.2%
40,000	Clearwater Paper Corporation(c)		4.7500	08/15/28	39,318

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
200,000	Credit Suisse Group AG (e)	USSW5 + 5.108%	7.1250	07/29/69	209,348
110,000	LPL Holdings, Inc.(c)		4.0000	03/15/29	109,450
					318,798
	INSURANCE — 1.3%
100,000	Liberty Mutual Insurance Company(c)		7.6970	10/15/97	153,562
105,000	Nationwide Mutual Insurance Company(c)		4.3500	04/30/50	113,530
					267,092
	LEISURE FACILITIES & SERVICES — 1.4%
20,000	Boyd Gaming Corporation(c)		4.7500	06/15/31	20,256
35,000	Hilton Domestic Operating Co Inc(c)		3.7500	05/01/29	35,177
35,000	Hilton Domestic Operating Co Inc(c)		4.0000	05/01/31	35,309
40,000	Marriott International, Inc.		3.5000	10/15/32	41,823
55,000	Scientific Games International, Inc.(c)		7.0000	05/15/28	59,591
75,000	Station Casinos, LLC(c)		4.5000	02/15/28	75,928

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal			Coupon
Amount ($)		Spread	Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	LEISURE FACILITIES & SERVICES — 1.4% (Continued)
30,000	Viking Ocean Cruises Ship VII Ltd.(c)		5.6250	02/15/29	$30,401
					298,485
	MACHINERY — 0.2%
25,000	Hillenbrand, Inc.		3.7500	03/01/31	24,782
25,000	Terex Corporation(c)		5.0000	05/15/29	26,033
					50,815
	METALS & MINING — 2.3%
25,000	Arconic Corporation(c)		6.1250	02/15/28	26,644
30,000	Coeur Mining, Inc.(c)		5.1250	02/15/29	29,513
40,000	FMG Resources August 2006 Pty Ltd.(c)		4.3750	04/01/31	41,842
17,000	Joseph T Ryerson & Son, Inc.(c)		8.5000	08/01/28	18,857
15,000	Kaiser Aluminum Corporation(c)		4.5000	06/01/31	15,281
373,000	Mountain Province Diamonds, Inc.(c)		8.0000	12/15/22	340,248
					472,385
	OIL & GAS PRODUCERS — 3.8%
70,000	Baytex Energy Corporation(c)		8.7500	04/01/27	68,012
40,000	Delek Logistics Partners, L.P. / Delek Logistics Finance Corp.(c)		7.1250	06/01/28	41,350
120,000	Energy Transfer, L.P. (e)	H15T5Y + 5.306%	7.1250	05/15/69	124,914
84,000	EnLink Midstream, LLC		5.3750	06/01/29	84,737
16,000	EnLink Midstream Partners, L.P.		5.6000	04/01/44	14,377
10,000	EQT Corporation(c)		3.1250	05/15/26	10,188
10,000	EQT Corporation(c)		3.6250	05/15/31	10,313
45,000	Hess Midstream Operations, L.P.(c)		5.1250	06/15/28	47,277
45,000	Indigo Natural Resources, LLC(c)		5.3750	02/01/29	45,185
90,000	MEG Energy Corporation(c)		7.1250	02/01/27	96,638
75,000	Midwest Connector Capital Company, LLC(c)		4.6250	04/01/29	78,833
95,000	PBF Holding Company, LLC / PBF Finance Corporation		6.0000	02/15/28	70,183
85,000	Petroleos Mexicanos		6.8400	01/23/30	88,115
24,000	Talos Petroleum, LLC		7.5000	05/31/22	21,180
					801,302
	OIL & GAS SERVICES & EQUIPMENT — 1.7%
190,224	Noram Drilling Company AS		9.0000	06/03/22	188,322
25,000	Shelf Drilling Holdings Ltd.(c)		8.8750	11/15/24	25,827
75,000	Shelf Drilling Holdings Ltd.(c)		8.2500	02/15/25	58,613

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT — 1.7% (Continued)
80,536	Transocean Sentry Ltd.(c)	5.3750	05/15/23	$77,050
				349,812
	PUBLISHING & BROADCASTING — 0.4%
45,000	Clear Channel Outdoor Holdings, Inc.(c)	7.5000	06/01/29	44,959
31,000	Clear Channel Worldwide Holdings, Inc.	9.2500	02/15/24	32,573
				77,532
	REAL ESTATE INVESTMENT TRUSTS — 1.0%
105,000	iStar, Inc.	4.2500	08/01/25	106,510
55,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	4.6250	08/01/29	58,424
45,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	3.5000	03/15/31	45,419
				210,353
	RETAIL - DISCRETIONARY — 0.8%
30,000	Beacon Roofing Supply, Inc.(c)	4.1250	05/15/29	29,625
423,000	House of Fraser Funding PLC	6.6500	09/15/21	28,188
35,000	LCM Investments Holdings II, LLC(c)	4.8750	05/01/29	35,989
15,000	Lithia Motors, Inc.(c)	3.8750	06/01/29	15,443
55,000	Penske Automotive Group, Inc.	3.7500	06/15/29	55,275
				164,520
	SPECIALTY FINANCE — 3.6%
120,000	Ally Financial, Inc.	4.7000	08/15/69	121,350
200,000	Avation Capital S.A.(c)	9.0000	10/31/26	163,725
60,000	CNG Holdings, Inc.(c)	12.5000	06/15/24	57,043
108,000	Freedom Mortgage Corporation(c)	8.1250	11/15/24	111,145
69,797	Global Aircraft Leasing Company Ltd.(c)	6.5000	09/15/24	69,937
35,000	Nationstar Mortgage Holdings, Inc.(c)	6.0000	01/15/27	36,138
40,000	Nationstar Mortgage Holdings, Inc.(c)	5.5000	08/15/28	39,698
10,000	Nationstar Mortgage Holdings, Inc.(c)	5.1250	12/15/30	9,663
84,000	TMX Finance, LLC / TitleMax Finance Corporation(c)	11.1250	04/01/23	85,764
30,000	United Wholesale Mortgage, LLC(c)	5.5000	04/15/29	29,666
				724,129
	STEEL — 0.2%
45,000	TMS International Corporation(c)	6.2500	04/15/29	46,856

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 31.8% (Continued)
	TECHNOLOGY HARDWARE — 1.1%
70,139	Interactive Network, Inc. / FriendFinder Networks, Inc.	14.0000	04/27/25	$59,268
194,015	Interactive Network, Inc. / FriendFinder Networks, Inc.	14.0000	04/27/25	163,943
				223,211
	TECHNOLOGY SERVICES — 0.4%
60,000	Celestial-Saturn Merger Sub, Inc. (c)	4.5000	05/01/28	59,316
10,000	Nielsen Finance, LLC / Nielsen Finance Company(c)	4.5000	07/15/29	10,040
10,000	Nielsen Finance, LLC / Nielsen Finance Company(c)	4.7500	07/15/31	10,013
				79,369
	TELECOMMUNICATIONS — 0.5%
15,000	T-Mobile USA, Inc. (c)	3.3750	04/15/29	15,268
35,000	T-Mobile USA, Inc. (c)	3.5000	04/15/31	35,627
50,000	Windstream Escrow, LLC / Windstream Escrow Finance Corporation(c)	7.7500	08/15/28	51,157
				102,052
	TRANSPORTATION & LOGISTICS — 1.7%
51,543	Air Canada 2020-2 Class A Pass Through Trust Series 2020-2 A(c)	5.2500	04/01/29	55,726
38,432	Alaska Airlines 2020-1 Class A Pass Through Trust(c)	4.8000	08/15/27	42,620
15,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)	5.5000	04/20/26	15,807
10,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd.(c)	5.7500	04/20/29	10,735
8,632	British Airways 2020-1 Class B Pass Through Trust(c)	8.3750	11/15/28	9,941
25,000	Delta Air Lines Inc / SkyMiles IP Ltd.(c)	4.7500	10/20/28	27,333
65,000	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.(c)	6.5000	06/20/27	71,236
12,617	United Airlines 2020-1 Class B Pass Through Trust Series 2020-1 B	4.8750	01/15/26	13,402
70,000	Western Global Airlines, LLC(c)	10.3750	08/15/25	79,315
				326,115
	TOTAL CORPORATE BONDS (Cost $7,159,662)			6,610,974

	TERM LOANS — 1.6%
	LEISURE FACILITIES & SERVICES — 1.1%
65,000	Enterprise Development Authority(e)	5.0000	02/19/28	65,203
140,500	Spectacle Gary Holdings, LLC(e)	—	11/07/25	153,848
10,200	Spectacle Gary Holdings, LLC(e)	—	11/07/25	11,169

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

Principal		Coupon
Amount ($)		Rate (%)	Maturity	Fair Value
	TERM LOANS — 1.6% (Continued)
	LEISURE FACILITIES & SERVICES — 1.1% (Continued)
				$230,220
	RETAIL - DISCRETIONARY — 0.1%
30,000	Petco Health & Wellness Company, Inc.(e)	4.0000	02/25/28	30,048

	TRANSPORTATION & LOGISTICS — 0.4%
75,000	Grupo Aeromexico S.A.B. de C.V.(e)	11.0000	08/19/22	74,250

	TOTAL TERM LOANS (Cost $316,409)			334,518

	TOTAL INVESTMENTS - 79.6% (Cost $17,931,037)			$16,591,990
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.4%			4,249,865
	NET ASSETS - 100.0%			$20,841,855

OPEN FUTURES CONTRACTS

Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(j)	Unrealized Appreciation
13	Ultra 10-Year US Treasury Note Future	09/21/2021	$1,884,389	$5,625
	TOTAL FUTURES CONTRACTS

Number of				Unrealized Appreciation
Contracts	Open Short Futures Contracts	Expiration	Notional Amount(j)	(Depreciation)
3	CBOT 2 Year US Treasury Note Future	09/30/2021	$662,202	$(304)
3	CBOT 5 Year US Treasury Note Future	09/30/2021	371,556	(507)
7	CBOT 10 Year US Treasury Note Future	09/21/2021	923,566	(1,020)
14	CBT 10 Year USD Deliverable Interest Rate Swap Future	06/14/2021	1,288,000	(16,187)
3	CME Ultra Long Term US Treasury Bond Future	09/21/2021	555,750	(3,070)
5	Eurex 10 Year Euro BUND Future	06/08/2021	1,035,063	9,264
	TOTAL FUTURES CONTRACTS			$(11,824)

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

REMIC	- Real Estate Mortgage Investment Conduit

S/A	- Société Anonyme

BP0003M	- ICE LIBOR GBP 3 Month

H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

SOFRRATE	- United States SOFR Secured Overnight Financing Rate

US0001M	- ICE LIBOR USD 1 Month

USSW5	- USD SWAP SEMI 30/360 5YR

(a)	Percentage rounds to less than 0.1%.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2021 the total market value of 144A securities is 6,454,813 or 31.0% of net assets.

(d)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(e)	Floating or variable rate security; the rate shown represents the rate on May 31, 2021.

(f)	Interest only securities.

(g)	Zero coupon bond.

(h)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at May 31, 2021.

(i)	Represents issuer in default on interest payments; non-income producing security.

(j)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(k)	Security is illiquid; total illiquid securities represent $578,219 or 2.8% of net assets.

(l)	Affiliated investment.

JAMES ALPHA HEDGED HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2021

	OPEN CREDIT DEFAULT SWAPS - (1.8) %
Notional	Upfront Premiums			Expiration	Pay/Receive			Unrealized
Amount	Paid/(Received)	Reference Entity	Counterparty	Date	Fixed Rate ^	Fixed Rate	Value	Gain/(Loss)
$3,500,000	$(339,053)	CDX NA HY S36 (a)	JP Morgan	6/20/2026	Receive	5.00%	$(338,821)	232
1,500,000	(36,645)	CDX NA IG S36 (b)	JP Morgan	6/20/2026	Receive	1.00%	(36,681)	(36)
							$(375,502)	196

(a)	Markit CDX NA High Yield Index High Yield Index Series 36.

(b)	Markit CDX NA Investment Grade Index Series 36.

^	If the Fund is receiving a fixed rate, the Fund acts as guarantor of the variable instrument. If the Fund is paying the fixed rate, the counterparty acts as guarantor of the variable instrument.

	FORWARD CURRENCY CONTRACTS - (0.0) %
Settlement	Units to					US Dollar	Unrealized
Date	Receive/Deliver	Base Currency	Counterparty	In Exchange For		Value	Gain/(Loss)
To Buy:
6/24/2021	54,400	EUR	Brown Brothers Harriman	$66,626	USD	$66,296	$(330)
			Total Unrealized:				$(330)

To Sell:
6/24/2021	(225,000)	CAD	Brown Brothers Harriman	$(186,423)	USD	$(186,252)	$171
6/24/2021	(54,400)	EUR	Brown Brothers Harriman	(66,459)	USD	(66,296)	163
6/24/2021	(19,900)	GBP	Brown Brothers Harriman	(28,155)	USD	(28,216)	(61)
			Total Unrealized:				$273

CAD	- Canadian Dollar

EUR	- Euro

GBP	- Great British Pound